Filed Pursuant to Rule 497
                                                              File No. 333-14527



                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                             Money Market Portfolio
                            U.S. Government Portfolio
                               Municipal Portfolio

                       Supplement dated December 26, 2002
                    to the Prospectus dated September 3, 2002


The following supplements information on page 8 of the prospectus under the sub-heading "Automatic Sweep":

Sweep accounts may be subject to minimum purchase and minimum balance requirements established by TD Waterhouse or the Selected Broker through which you purchase shares.


The following supplements information on page 10 of the prospectus under the sub-heading "Automatic Sweep Redemptions":

Portfolio shares may be subject to automatic redemption should the TD Waterhouse brokerage account in which they are held be closed or if your account fails to meet requirements established by TD Waterhouse or a Selected Broker with respect to eligibility for sweep arrangements, including requirements relating to minimum account balances.




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                                                      Filed Pursuant to Rule 497
                                                              File No. 333-14527



                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                             Money Market Portfolio
                            U.S. Government Portfolio
                               Municipal Portfolio

                       Supplement dated December 26, 2002
       to the Statement of Additional Information dated September 3, 2002


The following supplements information on page 37 of the statement of additional information under the sub-heading "Additional Purchase and Redemption Information":

Sweep accounts may be subject to minimum purchase and minimum balance requirements established by TD Waterhouse or the Selected Broker through which you purchase shares. In addition, Portfolio shares may be subject to automatic redemption should the TD Waterhouse brokerage account in which they are held be closed or if your account fails to meet requirements established by TD Waterhouse or a Selected Broker with respect to eligibility for sweep arrangements, including requirements relating to minimum account balances.